Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	¥ 391,551,056	$ 61,442,906	¥ 445,374,376
Allowance for finance lease receivable	10,216,523	1,603,195	14,360,187
Allowance for other current assets	66,008,093	10,358,110	44,792,004
Impairment loss from long-lived assets	39,083,895	6,133,116	0
Guarantee liabilities	186,637,271	29,287,461	203,687,822
Risk assurance liabilities	56,287,963	8,832,810	52,558,773
Share-based compensation	33,776,437	5,300,259	40,910,215
Fair value change on investments	2,691,614	422,373	0
Fair value change on financial assets	8,201,268	1,286,958	0
Lease liabilities	51,560,367	8,090,947	24,966,731
Advertising cost	1,787,054	280,428
Net operating loss carry forwards	272,561,783	42,770,891	94,886,663
Less: valuation allowance	(838,371,909)	(131,558,847)	(701,745,843)
Total non-current deferred tax assets net of valuation allowance	281,991,415	44,250,607	219,790,928
Net non-current deferred tax assets	87,285,917	13,697,065	154,959,777
Non-current deferred tax liabilities
Contract assets	0	0	(15,735,380)
Right-of-use assets	(52,117,255)	(8,178,335)	(26,360,534)
Fair value change on financial assets	(3,629,878)	(569,607)	(10,230,912)
Unacollected revenue	(207,501,495)	(32,561,513)	(23,427,601)
Total non-current deferred tax liabilities	(263,248,628)	(41,309,455)	(75,754,427)
Net non-current deferred tax liabilities	¥ (68,543,130)	$ (10,755,913)	¥ (10,923,276)